Quarterly Holdings Report
for

Fidelity® Disciplined Equity Fund

July 31, 2019

FDE-QTLY-0919
1.804820.115

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (000s)
COMMUNICATION SERVICES - 9.9%
Entertainment - 3.5%
Activision Blizzard, Inc.	164,974	$8,041
Electronic Arts, Inc. (a)	71,655	6,628
Netflix, Inc. (a)	43,700	14,115
The Walt Disney Co.	117,469	16,799
		45,583
Interactive Media & Services - 6.4%
Alphabet, Inc.:
Class A (a)	31,592	38,485
Class C (a)	12,266	14,924
Facebook, Inc. Class A (a)	138,397	26,881
IAC/InterActiveCorp (a)	8,300	1,984
		82,274

TOTAL COMMUNICATION SERVICES		127,857

CONSUMER DISCRETIONARY - 11.5%
Distributors - 0.1%
Pool Corp.	5,400	1,023
Diversified Consumer Services - 0.3%
Service Corp. International	98,800	4,559
Hotels, Restaurants & Leisure - 1.9%
Darden Restaurants, Inc.	47,647	5,792
Domino's Pizza, Inc.	15,000	3,668
Hilton Worldwide Holdings, Inc.	35,700	3,447
Starbucks Corp.	122,800	11,628
		24,535
Internet & Direct Marketing Retail - 5.0%
Amazon.com, Inc. (a)	28,064	52,389
The Booking Holdings, Inc. (a)	6,343	11,967
		64,356
Multiline Retail - 0.5%
Dollar General Corp.	49,800	6,674
Specialty Retail - 2.9%
Best Buy Co., Inc.	48,584	3,718
IAA Spinco, Inc. (a)	14,100	659
Ross Stores, Inc.	62,200	6,595
The Home Depot, Inc.	90,211	19,277
TJX Companies, Inc.	137,936	7,526
		37,775
Textiles, Apparel & Luxury Goods - 0.8%
NIKE, Inc. Class B	104,700	9,007
PVH Corp.	18,400	1,636
		10,643

TOTAL CONSUMER DISCRETIONARY		149,565

CONSUMER STAPLES - 2.6%
Beverages - 0.5%
Monster Beverage Corp. (a)	109,600	7,066
Food Products - 0.7%
Lamb Weston Holdings, Inc.	17,900	1,201
Mondelez International, Inc.	142,400	7,617
		8,818
Household Products - 0.6%
Procter & Gamble Co.	67,600	7,980
Personal Products - 0.8%
Estee Lauder Companies, Inc. Class A	55,100	10,149

TOTAL CONSUMER STAPLES		34,013

ENERGY - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Cabot Oil & Gas Corp.	117,300	2,247
ConocoPhillips Co.	119,825	7,079
Devon Energy Corp.	106,000	2,862
EOG Resources, Inc.	51,200	4,396
Hess Corp.	41,800	2,710
		19,294
FINANCIALS - 11.6%
Banks - 5.9%
Bank of America Corp.	672,035	20,618
Citigroup, Inc.	200,511	14,268
Comerica, Inc.	64,645	4,732
Cullen/Frost Bankers, Inc.	50,100	4,756
JPMorgan Chase & Co.	221,500	25,694
M&T Bank Corp.	37,200	6,110
		76,178
Capital Markets - 4.1%
Charles Schwab Corp.	168,700	7,291
CME Group, Inc.	35,753	6,951
Moody's Corp.	71,600	15,347
MSCI, Inc.	63,800	14,498
S&P Global, Inc.	38,300	9,382
		53,469
Consumer Finance - 0.4%
Synchrony Financial	139,400	5,002
Insurance - 1.2%
Aon PLC	36,600	6,927
Chubb Ltd.	54,000	8,253
		15,180

TOTAL FINANCIALS		149,829

HEALTH CARE - 16.0%
Biotechnology - 0.9%
Alexion Pharmaceuticals, Inc. (a)	35,100	3,976
Vertex Pharmaceuticals, Inc. (a)	49,400	8,231
		12,207
Health Care Equipment & Supplies - 8.2%
Abiomed, Inc. (a)	5,100	1,421
Baxter International, Inc.	138,600	11,638
Becton, Dickinson & Co.	36,241	9,162
Boston Scientific Corp. (a)	163,739	6,952
Danaher Corp.	153,900	21,623
Edwards Lifesciences Corp. (a)	47,900	10,196
IDEXX Laboratories, Inc. (a)	35,900	10,126
Intuitive Surgical, Inc. (a)	19,800	10,286
Masimo Corp. (a)	17,700	2,794
Stryker Corp.	89,800	18,838
Varian Medical Systems, Inc. (a)	27,400	3,216
		106,252
Health Care Providers & Services - 2.9%
Anthem, Inc.	31,262	9,210
UnitedHealth Group, Inc.	111,096	27,664
		36,874
Health Care Technology - 0.4%
Veeva Systems, Inc. Class A (a)	29,800	4,944
Life Sciences Tools & Services - 2.8%
Agilent Technologies, Inc.	117,000	8,121
Bio-Rad Laboratories, Inc. Class A (a)	15,700	4,944
Bruker Corp.	97,100	4,646
Mettler-Toledo International, Inc. (a)	7,700	5,827
Thermo Fisher Scientific, Inc.	46,180	12,823
		36,361
Pharmaceuticals - 0.8%
Nektar Therapeutics (a)	29,300	834
Zoetis, Inc. Class A	85,516	9,825
		10,659

TOTAL HEALTH CARE		207,297

INDUSTRIALS - 10.6%
Aerospace & Defense - 3.3%
Harris Corp.	23,200	4,816
HEICO Corp. Class A	58,300	6,144
Huntington Ingalls Industries, Inc.	29,000	6,621
Lockheed Martin Corp.	5,837	2,114
Northrop Grumman Corp.	25,000	8,639
Raytheon Co.	32,400	5,906
Teledyne Technologies, Inc. (a)	23,100	6,729
The Boeing Co.	5,300	1,808
		42,777
Building Products - 0.4%
A.O. Smith Corp.	62,300	2,832
Lennox International, Inc.	10,500	2,693
		5,525
Commercial Services & Supplies - 1.3%
Cintas Corp.	30,100	7,839
Copart, Inc. (a)	111,900	8,676
		16,515
Electrical Equipment - 0.8%
AMETEK, Inc.	81,254	7,281
Fortive Corp.	51,100	3,886
		11,167
Industrial Conglomerates - 1.7%
Honeywell International, Inc.	69,200	11,934
Roper Technologies, Inc.	28,900	10,509
		22,443
Machinery - 0.5%
IDEX Corp.	33,400	5,619
Toro Co.	8,800	641
		6,260
Professional Services - 0.9%
CoStar Group, Inc. (a)	9,500	5,846
IHS Markit Ltd. (a)	84,400	5,437
		11,283
Road & Rail - 1.7%
CSX Corp.	79,400	5,590
Norfolk Southern Corp.	29,103	5,562
Old Dominion Freight Lines, Inc.	8,500	1,419
Union Pacific Corp.	53,094	9,554
		22,125

TOTAL INDUSTRIALS		138,095

INFORMATION TECHNOLOGY - 31.3%
Communications Equipment - 1.7%
Arista Networks, Inc. (a)	13,800	3,774
Cisco Systems, Inc.	338,700	18,764
		22,538
Electronic Equipment & Components - 1.3%
Amphenol Corp. Class A	56,900	5,310
CDW Corp.	42,100	4,975
Keysight Technologies, Inc. (a)	21,300	1,907
Zebra Technologies Corp. Class A (a)	21,400	4,513
		16,705
IT Services - 10.7%
Accenture PLC Class A	76,096	14,655
Automatic Data Processing, Inc.	53,100	8,842
Broadridge Financial Solutions, Inc.	18,500	2,352
EPAM Systems, Inc. (a)	5,900	1,143
Global Payments, Inc.	42,200	7,086
Jack Henry & Associates, Inc.	38,800	5,420
MasterCard, Inc. Class A	105,273	28,663
Paychex, Inc.	63,600	5,282
PayPal Holdings, Inc. (a)	98,883	10,917
Square, Inc. (a)	50,900	4,093
Total System Services, Inc.	54,100	7,342
VeriSign, Inc. (a)	29,100	6,143
Visa, Inc. Class A	204,923	36,476
		138,414
Semiconductors & Semiconductor Equipment - 2.7%
Broadcom, Inc.	29,366	8,516
Lam Research Corp.	47,403	9,889
NVIDIA Corp.	70,300	11,861
Xilinx, Inc.	46,800	5,345
		35,611
Software - 12.4%
Adobe, Inc. (a)	63,588	19,004
ANSYS, Inc. (a)	28,700	5,830
Atlassian Corp. PLC (a)	23,100	3,237
Autodesk, Inc. (a)	28,700	4,482
Black Knight, Inc. (a)	52,100	3,299
Cadence Design Systems, Inc. (a)	84,200	6,223
Citrix Systems, Inc.	38,317	3,611
Fair Isaac Corp. (a)	3,300	1,146
Fortinet, Inc. (a)	41,000	3,293
Guidewire Software, Inc. (a)	33,000	3,369
Intuit, Inc.	77,227	21,416
Microsoft Corp.	513,020	69,909
Paycom Software, Inc. (a)	4,900	1,180
Salesforce.com, Inc. (a)	73,961	11,427
ServiceNow, Inc. (a)	3,700	1,026
Synopsys, Inc. (a)	13,700	1,819
		160,271
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	149,792	31,912

TOTAL INFORMATION TECHNOLOGY		405,451

MATERIALS - 1.1%
Chemicals - 1.1%
Air Products & Chemicals, Inc.	25,900	5,912
Sherwin-Williams Co.	15,200	7,798
		13,710
REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 1.6%
American Tower Corp.	51,500	10,898
Equity Lifestyle Properties, Inc.	29,700	3,690
SBA Communications Corp. Class A	28,800	7,068
		21,656
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	91,800	4,866

TOTAL REAL ESTATE		26,522

UTILITIES - 0.7%
Electric Utilities - 0.6%
NextEra Energy, Inc.	36,800	7,624
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	57,281	1,956

TOTAL UTILITIES		9,580

TOTAL COMMON STOCKS
(Cost $1,083,900)		1,281,213

Money Market Funds - 1.2%
Fidelity Cash Central Fund 2.43% (b)
(Cost $15,442)	15,439,109	15,442
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,099,342)		1,296,655
NET OTHER ASSETS (LIABILITIES) - 0.0%		(325)
NET ASSETS - 100%		$1,296,330

Percentages shown as 0.0% in the Schedule of Investments may reflect amounts less than 0.05%.

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$133
Fidelity Securities Lending Cash Central Fund	2
Total	$135

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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